Cash and cash equivalents	9 Months Ended
Sep. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

	September 30, 2018	December 31, 2017
	€m	€m
Cash and cash equivalents	156.8	219.0
Restricted cash	0.1	0.2
Cash and cash equivalents	156.9	219.2

‘Cash and cash equivalents’ comprise cash balances and call deposits. There were no bank overdrafts reported in either period. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use.